Income Taxes - Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Intangible assets	$ 14,427	$ 15,200
Lease liability	7,125	7,843
Interest deduction carryforward	2,219	0
Stock compensation	39	0
Net operating losses	8,009	6,013
Other	285	252
Valuation allowance	(18,795)	0
Total deferred tax assets	13,309	29,308
Deferred tax liabilities
Indefinite-lived intangible assets	(5,939)	(4,818)
Right of use asset	(7,186)	(7,902)
Property and equipment	(1,895)	(2,725)
Total deferred tax liabilities	(15,020)	(15,445)
Net deferred tax liabilities	$ (1,711)
Net deferred tax liabilities		$ 13,863